Employee Benefit Plans (Pension and OPEB Costs Recognized as Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of net OPEB costs:
Net costs	$ 90	$ 104	$ 147
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	3.13%	4.18%	3.54%
Expected return on plan assets	4.94%	5.42%	5.11%
Rate of compensation increase	4.64%	4.53%	4.46%
Components of net OPEB costs:
Service cost	$ 29	$ 25	$ 27
Interest cost	103	128	121
Expected return on assets	(109)	(119)	(120)
Amortization of net loss	48	29	49
Net costs	71	63	77
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	61		67
Amortization of net loss	(48)	(29)	(49)
Total recognized as regulatory assets or other comprehensive income	13	(29)	18
Net amounts recognized as operation and maintenance expense or other deductions	$ 84	$ 34	$ 95
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	3.29%	4.41%	3.73%
Expected return on plan assets	5.90%	6.19%	6.20%
Components of net OPEB costs:
Service cost	$ 6	$ 6	$ 8
Interest cost	32	43	44
Expected return on assets	(8)	(7)	(9)
Amortization of prior service cost (credit)	(20)	(20)	(30)
Amortization of net loss	10	19	57
Curtailment cost (credit)	(1)
Net costs	19	41	70
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment	2
Net loss (gain)	14	(22)	(177)
Amortization of net loss	(10)	(19)	(57)
Amortization of prior service cost (credit)	20	20	30
Total recognized as regulatory assets or other comprehensive income	26	(21)	(204)
Net amounts recognized as operation and maintenance expense or other deductions	$ 45	$ 20	$ (134)